Leases (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Weighted-average remaining term in years
Operating leases	2 years 21 days	3 years 7 days	3 years 9 months 29 days
Weighted-average discount rate
Operating leases	10.80%	10.80%	10.80%
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 13,365
Right-of-use assets derecognized for termination of operating lease liabilities			$ (74,416)